Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
	2020	2019
	£m	£m
Trade receivables	1,757	1,858
Loss allowance	(99)	(88)
	1,658	1,770
Prepayments and accrued income	207	236
Current tax receivable	44	28
Net finance lease receivable	18	33
Total	1,927	2,067

Summary of Movements in Loss Allowance

The movements in the loss allowance during the year were as follows:

	2020	2019
	£m	£m
At start of year	88	87
Charge for the year	19	8
Trade receivables written off	(8)	(4)
Exchange translation differences	—	(3)
At end of year	99	88